Cover			3 Months Ended	12 Months Ended
	Aug. 05, 2026	Aug. 03, 2026	Mar. 31, 2026	Dec. 31, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Aug. 05, 2026
Entity Registrant Name		CURALEAF HOLDINGS, INC.
Entity Incorporation, State or Country Code		A1
Entity File Number		333-249081
Entity Tax Identification Number			98-1461045
Entity Address, Address Line One		666 Burrard Street, Suite 1700,		250 Harbor Drive
Entity Address, City or Town		Vancouver		Stamford
Entity Address, State or Province		BC		CT
Entity Address, Postal Zip Code		V6C 2X8, Canada		06902
City Area Code		781		917
Local Phone Number		451-1351		717 - 5875
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001756770